PFM MULTI-MANAGER SERIES TRUST
(the Trust)

Supplement dated March 14, 2025
to the Trust’s Summary Prospectus and Prospectus
each dated January 28, 2025, for the
First American Multi-Manager Domestic Equity Fund
First American Multi-Manager Fixed-Income Fund

This supplement provides new and additional information to the Summary Prospectuses and Prospectus for the First American Multi-Manager Domestic Equity Fund (Domestic Equity Fund) and the First American Multi-Manager Fixed-Income Fund (Fixed-Income Fund) (each, a Fund). You can find the Summary Prospectus and Prospectus, as well as other information about each Fund, for the First American Multi-Manager Domestic Equity Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html, and for the First American Multi-Manager Fixed-Income Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html. You may also obtain this information at no charge by calling 1-800-527-5412.
Domestic Equity Fund

Effective February 25, 2025, Vaughan Nelson Investment Management, L.P. is no longer a sub-adviser of the Domestic Equity Fund. All references to Vaughan Nelson Investment Management, L.P. are hereby removed from the Summary Prospectus and Prospectus.

Fixed-Income Fund

Zhiwei Ren no longer serves as a Portfolio Manager for the sleeve of the Fixed-Income Fund managed by Penn Mutual Asset Management, LLC (PMAM). Accordingly, all references to Mr. Ren as a Portfolio Manager of the Fixed-Income Fund are hereby removed from the Summary Prospectus and Prospectus. In addition, Mr. Scott Ellis has been added as a Portfolio Manager for the sleeve of the Fund managed by PMAM.

The list of sub-advisers for the Fund under the heading “Sub-Advisers” on page 9 of the Summary Prospectus and beginning on page 31 of the Prospectus is hereby revised in part to include the following section for PMAM:

Sub-Adviser	Portfolio Managers	Managed the Fixed-Income Fund Since:
Penn Mutual Asset Management, LLC	Mark Heppenstall, CFA is President and Chief Investment Officer.	2024
	Scott Ellis, CFA is Head of Fixed Income and Portfolio Manager.	2025
	Greg Zappin, CFA is a Managing Director and Portfolio Manager.	2024

The disclosure under the heading “Portfolio Managers” and sub-heading “PFM Multi-Manager Fixed-Income Fund Portfolio Managers” beginning on page 51 of the Prospectus is hereby revised to replace the section for PMAM with the following:

Penn Mutual Asset Management, LLC (PMAM)

Mark Heppenstall, CFA, serves as President and Chief Investment Officer of PMAM. He has been with the firm for 10 years and has over 37 years of industry experience managing fixed income assets for institutional investors. Mr. Heppenstall graduated from Vanderbilt University with a Bachelor of Arts degree in U.S. History. He also earned a
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Master of Science degree in Industrial Administration from the Tepper School of Business at Carnegie Mellon University. Mr. Heppenstall has been a CFA Charterholder since 1991.

Scott Ellis, CFA, serves as Head of Fixed Income and portfolio manager of PMAM. He oversees the firm’s fixed income investment teams, and is responsible for analysis and management of investment-grade and high yield corporate credit securities. Mr. Ellis has been with the firm for 9 years and has 16 years of industry experience. Mr. Ellis graduated with distinction from University of Michigan with a Bachelor of Arts degree in Sociology with a concentration in Business. Mr. Ellis has been a CFA Charterholder since 2012.

Greg Zappin, CFA, serves as a Managing Director and portfolio manager of PMAM. He is responsible for the management of corporate fixed income investing. Mr. Zappin has been with the firm for 12 years and has 29 years of industry experience. Mr. Zappin graduated with a Bachelor of Science degree in Business Administration from the University of Massachusetts. He also earned a Master of Business Administration degree from Columbia Business School. Mr. Zappin has been a CFA Charterholder since 1997.

Please keep this supplement with your Summary Prospectus and Prospectus for future reference.
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PFM MULTI-MANAGER SERIES TRUST
(the Trust)

Supplement dated March 14, 2025
to the Trust’s Statement of Additional Information
dated January 28, 2025, for the
First American Multi-Manager Domestic Equity Fund
First American Multi-Manager Fixed-Income Fund

This supplement provides new and additional information to the Statement of Additional Information (“SAI”) for the First American Multi-Manager Domestic Equity Fund (Domestic Equity Fund) and the First American Multi-Manager Fixed-Income Fund (Fixed-Income Fund) (each, a Fund). You can find the Statement of Additional Information, as well as other information about each Fund, for the First American Multi-Manager Domestic Equity Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/DomesticEquity.html, and for the First American Multi-Manager Fixed-Income Fund at https://www.firstamericanfunds.com/index/InvestmentSolutions/MMSTFunds/FixedIncome.html. You may also obtain this information at no charge by calling 1-800-527-5412.
Domestic Equity Fund

Effective February 25, 2025, Vaughan Nelson Investment Management, L.P. is no longer a sub-adviser of the Domestic Equity Fund. All references to Vaughan Nelson Investment Management, L.P. are hereby removed from the SAI.

Fixed-Income Fund

Zhiwei Ren no longer serves as a Portfolio Manager for the sleeve of the Fixed-Income Fund managed by Penn Mutual Asset Management, LLC (“PMAM”). Accordingly, all references to Mr. Ren as a Portfolio Manager of the Fixed-Income Fund are hereby removed from the SAI. In addition, Mr. Scott Ellis has been added as a Portfolio Manager for the sleeve of the Fund managed by PMAM.

The table showing other accounts managed by the Portfolio Managers under the heading “Other Accounts Managed by the Portfolio Managers,” beginning on page 68 of the SAI is hereby revised in part to include the following information for Mr. Ellis as of January 31, 2025:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Scott Ellis	11	$1,459.0	1	$110	6	$29,803.0

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The disclosure under the heading “Disclosure of Securities Ownership” beginning on page 95 of the SAI is hereby revised in part to include the following information for Mr. Ellis as of January 31, 2025:

Portfolio Manager	Name of Fund	Dollar Range Of Equity Securities In the Funds Managed by the Portfolio Manager
Scott Ellis (PMAM)	First American Multi-Manager Domestic Equity Fund	None
	First American Multi-Manager International Equity Fund	None
	First American Multi-Manager Fixed-Income Fund	None

Please keep this supplement with your SAI for future reference.
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